As filed with the U.S. Securities and Exchange Commission on May 21, 2013
File Nos. 033-59692 and 811-07584

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 120	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 121	☒

RYDEX SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

805 King Farm Boulevard
Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to:
W. John McGuire Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):
☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(v) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐        On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 120 relates to H-Class Shares, A-Class Shares, C-Class Shares, Institutional Class Shares, and Y-Class Shares of the Long/Short Commodities Strategy Fund, Managed Futures Strategy Fund, Multi-Hedge Strategies Fund, and Commodities Strategy Fund, each a separate series of Rydex Series Funds.

Item 35.	Undertakings
1.
The Long/Short Commodities Strategy Fund, Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund (the “Funds”) undertake they will not use the Rydex Series Long/Short Commodities Strategy CFC, Rydex Series Managed Futures Strategy CFC, Rydex Series Multi-Hedge Strategies CFC, and Rydex Series Commodities Strategy CFC, respectively (the “Subsidiaries”), to evade the provisions of the Investment Company Act of 1940 (the “1940 Act”) or the Investment Advisers Act of 1940.

2.	The Subsidiaries undertake that the assets of the Subsidiaries will be maintained at all times in accordance with the requirements of section 17(f) of the 1940 Act.

3.
The Subsidiaries undertake that they will maintain duplicate copies of their books and records at an office located within the United States, and the Securities & Exchange Commission (the “SEC”) and its staff will have access to the books and records consistent with the requirements of section 31 of the 1940 Act and the rules thereunder.

4.	The Subsidiaries undertake that they will designate an agent in the United States for service of process in any suit, action or proceeding before the SEC or any appropriate court.

5.	The Subsidiaries undertake that they will consent to the jurisdiction of the United States courts and the SEC over it.

The Rydex Series Long/Short Commodities Strategy CFC, Rydex Series Managed Futures Strategy CFC, Rydex Series Multi-Hedge Strategies CFC and Rydex Series Commodities Strategy CFC have duly caused this Registration Statement of Rydex Series Funds, with respect only to the information that specifically relates to the Rydex Series Long/Short Commodities Strategy CFC, Rydex Series Managed Futures Strategy CFC, Rydex Series Multi-Hedge Strategies CFC and Rydex Series Commodities Strategy CFC, to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Rockville, State of Maryland on the 21st day of May, 2013.

RYDEX SERIES LONG/SHORT COMMODITIES STRATEGY CFC
RYDEX SERIES MANAGED FUTURES STRATEGY CFC
RYDEX SERIES MULTI-HEDGE STRATEGIES CFC
RYDEX SERIES COMMODITIES STRATEGY CFC
By:           /s/ Kevin McGovern________________
Kevin McGovern, Director

This Registration Statement of Rydex Series Funds, with respect only to the information that specifically relates to the Rydex Series Long/Short Commodities Strategy CFC, Rydex Series Managed Futures Strategy CFC, Rydex Series Multi-Hedge Strategies CFC and Rydex Series Commodities Strategy CFC, has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Kevin McGovern	Director	May 21, 2013
Kevin McGovern

/s/ Amy J. Lee	Director	May 21, 2013
Amy J. Lee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 120 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 21st day of May, 2013.

Rydex Series Funds

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 120 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	May 21, 2013
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	May 21, 2013
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	May 21, 2013
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	May 21, 2013
Patrick T. McCarville

/s/ Roger Somers*	Member of the Board of Trustees	May 21, 2013
Roger Somers

/s/ Corey A. Colehour*	Member of the Board of Trustees	May 21, 2013
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	May 21, 2013
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	May 21, 2013
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	May 21, 2013
Nikolaos Bonos

/s/ Nikolaos Bonos
*Nikolaos Bonos

*	Attorney-in-Fact, pursuant to power of attorney

EXHIBIT INDEX

Exhibit Number                           Description

EX-101.INS                                XBRL Instance Document

EX-101.SCH                               XBRL Taxonomy Extension Schema Document

EX-101.CAL                               XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                               XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                                XBRL Taxomony Extension Presentation Linkbase